Cover Page	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 5
Entity Registrant Name	CARTESIAN GROWTH CORPORATION
Entity Central Index Key	0001838615
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Filer Category	Non-accelerated Filer